Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001888014
Registrant Name	AKANDA CORP.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A